Equity-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2degrees Option Plan Options outstanding		24,420,000	30,006,045
Weighted-average grant date fair value of option granted			$ 0.39	$ 0.35
Total intrinsic value of options redeemed or exercised		$ 3.2	$ 1.2	$ 0.2
2degrees Option Plan Options settled		4,047,722
Equity-based compensation		$ 0.8	2.7	$ 1.3
Unrecognized compensation costs, option		$ 0.6
Employee Stock Option | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period to recognize award		7 months 6 days
Employee Stock Option | 2degrees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, partial payment per share required at the grant date by certain participants		$ 0.01
Employee Stock Option | 2degrees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, requisite service period		3 years
Share based compensation, partial payment per share required at the grant date by certain participants		$ 0.10
Employee Stock Option | Other current liabilities and accrued expenses | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability-classified awards		$ 0.3	$ 0.3
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, restricted stock unit granted	1,416,214
Share based payment award, restricted stock grant date fair value	$ 9.8
Percentage of Common Shares and Class C Units authorized for issuance as RSUs	7.50%
Maximum number of Common Shares that may be issued under the plan		6,261,003
Share based payment award, restricted stock grant date price per common share	$ 6.94
Number of RSUs cancelled		287,166
Outstanding unvested RSUs		1,129,048
Unrecognized compensation costs, RSUs		$ 6.3
Weighted-average period to recognize award		2 years 9 months 18 days
Restricted Stock Units (RSUs) | Time Based Restricted Stock Unit Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period		3 years
Share based payment award, vesting period description		They vest over a three-year employment period, with half of the RSUs vesting in the first year and one-quarter of the RSUs vesting in each the following two years
Restricted Stock Units (RSUs) | Time Based And Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, vesting period		4 years
Share based payment award, vesting period description		These performance-based RSUs vest on a straight-line basis over a four-year employment period. The remaining RSUs were granted to officers and employees as time-based awards, which vest on a straight-line basis over a four-year service period.
Restricted Stock Units (RSUs) | Class C Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment award, restricted stock unit granted			192,130
Share based payment award, restricted stock grant date fair value		$ 1.5
Share based payment award, vesting period		4 years
Share based payment award, vesting period description		The Restricted Class C Units vest over 4 years, with one-fourth of the award vesting on the day following each anniversary date of the award based on the employee's continued service. There are no voting rights or right to receive distributions prior to vesting for these unvested Class C Units.
Unrecognized compensation costs, RSUs		$ 1.1
Weighted-average period to recognize award		3 years
Restricted Stock Units (RSUs) | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation		$ 1.6
Restricted Stock Units (RSUs) | General and administrative | Class C Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation		0.4
Liability Classified Awards | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2degrees Option Plan Options outstanding			3,600,000
Payment for settlement of liability-classified awards		2.2
Liability Classified Awards | 2degrees | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payment for settlement of liability-classified awards		$ 0.5	$ 0.8
2degrees Option Plan Options settled					4,300,000
Liability Classified Awards | Other current liabilities and accrued expenses | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability-classified awards			2.9
Liability Classified Awards | Other current liabilities and accrued expenses | 2degrees | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability-classified awards			$ 0.5
Liability Classified Awards | Other current liabilities and accrued expenses | 2degrees | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability-classified awards					$ 1.3
Equity Classified Awards | 2degrees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2degrees Option Plan Options outstanding			26,400,000